November 24, 1997




Dear Fellow Shareholder,

We are pleased to report on the progress and the exciting developments of the First Hawaii family of Funds.

On August 1, 1997, the Leahi Tax-Free Income Trust merged with the First Hawaii Municipal Bond Fund, creating the largest no-load municipal bond fund in the State of Hawaii. Welcome to all of the Leahi shareholders and we look forward to working with each of you.

Despite solid economic growth and a tight labor market in 1997, inflation did not appear to be a threat, resulting in a strong bond market. The First Hawaii Municipal Bond Fund and the First Hawaii intermediate Municipal Fund remain attractive to investors seeking double tax-free income opportunities and diversification.

For the year ended September 30, 1997:

       t First Hawaii Municipal Bond Fund had an annualized distribution rate of 4.99% (free from Federal and State of Hawaii taxes). This is a taxable equivalent yield of 8.03% for shareholders in the 31% Federal tax bracket. *

       t First Hawaii Intermediate Municipal Fund had an annualized distribution rate of 4.24% (free from Federal and State of Hawaii taxes). This is a taxable equivalent yield of 6.83% for shareholders in the 31% Federal tax bracket. *

             * For shareholders who reinvested their monthly  dividends,  yields were higher due to the benefit of tax-free compounding.

On the following pages you will find our Funds' 1997 Annual Report. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

Thank you for your business as well as all of the referrals we've received. As we begin our 10th year, we look forward to providing you with the same high levels of performance and service that you have come to expect.

On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,



Terrence  K.H. Lee
\S\ TERRENCE K.H. LEE  President
First  Pacific  Securities, Inc./Member SIPC

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund as of September 30, 1997, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.





TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 7, 1997

FIRST HAWAII MUNICIPAL BOND FUND


SCHEDULE OF INVESTMENTS

September 30, 1997


                                                                             Value
  Par Value                                                                     (Note 1)
                        HAWAII MUNICIPAL BONDS (87.22%)
                    Hawaii County
                    General Obligation Bonds (2.83%)

   $1,150,000          7.050%,       6/01/01                             $    1,249,188
      100,000          6.800%,      12/01/01                                    101,495
      200,000          7.200%,       6/01/05                                    218,000
    1,030,000          7.200%,       6/01/06                                  1,122,700
      300,000          5.600%,       5/01/11                                    319,500
                                                                         --------------
                                                                              3,010,883
                 Hawaii State
                    General Obligation Bonds (2.00%)
      100,000          7.200%,       9/01/06                                    109,500
      150,000          7.000%,       6/01/07                                    161,437
      135,000          6.000%,      10/01/08                                    149,850
      330,000          7.125%,       9/01/09                                    360,938
      125,000          7.000%,       6/01/10                                    134,531
      100,000          7.125%,       9/01/10                                    109,375
      200,000          6.000%,      11/01/10                                    220,000
      500,000          6.250%,       1/01/13                                    554,375
      300,000          6.250%,       1/01/14                                    332,625
                                                                         --------------
                                                                              2,132,631
                    Airport Systems Revenue Bonds (6.99%)
      400,000          5.125%,       7/01/00                                    410,500
      150,000          5.800%,       7/01/01                                    159,000
      345,000          6.300%,       7/01/01                                    370,012
      200,000          7.000%,       7/01/07                                    219,000
      175,000          7.000%,       7/01/10                                    193,375
      385,000          6.900%,       7/01/12                                    452,856
      500,000          7.000%,       7/01/18                                    542,500
    1,150,000          7.000%,       7/01/20                                  1,262,125
    2,460,000          7.500%,       7/01/20                                  2,696,775
    1,045,000          6.750%,       7/01/21                                  1,132,519
                                                                         --------------
                                                                              7,438,662



FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1997


                                                                             Value
  Par Value                                                                     (Note 1)
                 Department of Budget & Finance
                    Special Purpose Revenue Bonds
                    (Hawaiian Electric Company, Inc.) (5.17%)
  $   550,000          6.875%,       4/01/12                             $      563,811
    2,720,000          7.625%,      12/01/18                                  2,924,000
      570,000          7.600%,       7/01/20                                    619,162
      275,000          6.550%,      12/01/22                                    297,688
      450,000          6.200%,       5/01/26                                    477,000
      600,000          5.875%,      12/01/26                                    621,750
                                                                         --------------
                                                                              5,503,411
                    (Kapiolani Hospital) (7.72%)
      400,000          6.300%,       7/01/08                                    428,000
    3,120,000          7.600%,       7/01/10                                  3,545,100
    1,650,000          6.400%,       7/01/13                                  1,749,000
      600,000          6.200%,       7/01/16                                    629,250
      985,000          6.000%,       7/01/19                                  1,014,550
      430,000          7.650%,       7/01/19                                    489,663
      340,000          6.250%,       7/01/21                                    356,575
                                                                         --------------
                                                                              8,212,138
                    (Kaiser Permanente Center) (3.14%)
      850,000          6.500%,       3/01/11                                    899,937
    2,325,000          6.250%,       3/01/21                                  2,444,156
                                                                         --------------
                                                                              3,344,093
                    (Maui Electric Company, Inc.) (.10%)
      100,000          6.875%,       4/01/12                                    102,511
                                                                         --------------
                    (Queen's Medical Center Program) (5.44%)
      200,000          6.800%,       7/01/00                                    208,070
      300,000          5.200%,       7/01/04                                    311,625
      540,000          6.900%,       7/01/04                                    563,242
      250,000          6.125%,       7/01/11                                    274,375
      945,000          6.000%,       7/01/20                                    991,069
      600,000          6.200%,       7/01/22                                    660,750
    2,735,000          5.750%,       7/01/26                                  2,776,025
                                                                         --------------
                                                                              5,785,156
                    (St. Francis Medical Center) (2.81%)
    2,765,000          6.500%,       7/01/22                                  2,986,200
                                                                         --------------
                    (Wahiawa General Hospital) (3.26%)
      120,000          7.125%,       7/01/98                                    121,960
    3,035,000          7.500%,       7/01/12                                  3,346,087
                                                                         --------------
                                                                              3,468,047



FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1997


                                                                                Value
  Par Value                                                                   (Note 1)
                 Department of Transportation
                    Special Facilities Revenue Bonds (2.67%)
   $2,760,000          5.750%,       3/01/13                             $    2,835,900
                                                                         --------------
                 Harbor Capital Improvements Revenue Bonds,
                    Series 1989 (4.09%)
      300,000          5.650%,       7/01/02                                    315,750
      205,000          6.200%,       7/01/03                                    223,450
      310,000          6.300%,       7/01/04                                    339,838
      200,000          6.200%,       7/01/08                                    214,250
      225,000          7.250%,       7/01/10                                    245,250
      250,000          6.250%,       7/01/15                                    268,125
      810,000          7.000%,       7/01/17                                    875,812
      800,000          6.500%,       7/01/19                                    860,000
    1,000,000          5.500%,       7/01/27                                  1,007,500
                                                                          --------------
                                                                              4,349,975
                 Highway Revenue Bonds, Series 1993 (1.30%)
      200,000          5.000%,       7/01/09                                    201,500
      150,000          5.000%,       7/01/11                                    148,687
    1,000,000          5.600%,       7/01/14                                  1,031,250
                                                                          --------------
                                                                              1,381,437
                 Housing Authority Single Family
                    Mortgage Purpose Revenue Bonds (10.44%)
      145,000          6.300%,       7/01/99                                    149,169
      525,000          8.000%,       7/01/08                                    541,527
      390,000          8.000%,       7/01/10                                    404,219
      405,000          7.000%,       7/01/11                                    431,325
      100,000          5.700%,       7/01/13                                    102,875
      815,000          6.900%,       7/01/16                                    864,918
      305,000          7.375%,       7/01/16                                    311,100
    1,505,000          8.125%,       7/01/17                                  1,561,227
      530,000          9.250%,       7/01/17                                    535,300
      495,000          8.125%,       7/01/19                                    513,493
      380,000          6.750%,       7/01/20                                    399,475
      540,000          7.100%,       7/01/24                                    573,075
    2,235,000          5.900%,       7/01/27                                  2,290,875
    2,250,000          5.900%,       7/01/27                                  2,309,063
      115,000          7.800%,       7/01/29                                    120,606
                                                                         --------------
                                                                             11,108,247

FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1997


                                                                                Value
  Par Value                                                                     (Note 1)
                 Housing Authority Multi-Family
                    Mortgage Purpose Revenue Bonds (4.35%)
  $   180,000          4.500%,       1/01/99                             $      180,450
      200,000          4.800%,       1/01/01                                    201,500
      205,000          4.800%,       7/01/01                                    207,819
      210,000          4.900%,       1/01/02                                    212,100
      215,000          4.900%,       7/01/02                                    218,762
    1,000,000          5.700%,       7/01/18                                  1,017,500
    2,500,000          6.100%,       7/01/30                                  2,587,500
                                                                         --------------
                                                                              4,625,631
                 Public Housing Authority Bonds (.42%)
      185,000          5.750%,       8/01/00                                    189,767
      250,000          5.750%,       8/01/04                                    256,108
                                                                         --------------
                                                                                445,875
                 University Faculty Housing (2.97%)
       90,000          4.350%,      10/01/00                                     90,900
      330,000          4.450%,      10/01/01                                    334,125
      345,000          4.550%,      10/01/02                                    350,175
      800,000          5.650%,      10/01/16                                    829,000
    1,500,000          5.700%,      10/01/25                                  1,554,375
                                                                         --------------
                                                                              3,158,575
                 University of Hawaii - Revenue Bonds (.48%)
      500,000          5.700%,      10/01/17                                    513,750
                                                                         --------------
                 Honolulu City & County
                    Board of Water Supply (1.08%)
      100,000          5.000%,       7/01/04                                    104,125
      250,000          5.800%,       7/01/16                                    260,938
      750,000          5.800%,       7/01/21                                    780,000
                                                                         --------------
                                                                              1,145,063
                    General Obligation Bonds (8.32%)
      100,000          7.300%,       7/01/03                                    114,125
      375,000          6.700%,       8/01/05                                    412,031
      200,000          7.350%,       7/01/06                                    238,500
      300,000          6.900%,      12/01/06                                    328,125
      180,000          7.250%,       2/01/07                                    193,725
      200,000          7.100%,       6/01/07                                    217,250
      100,000          7.250%,       2/01/08                                    107,500
      820,000          6.700%,       8/01/08                                    900,975
      380,000          7.100%,      10/01/08                                    398,187
    1,000,000          7.300%,       2/01/09                                  1,075,000



FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1997


                                                                                 Value
  Par Value                                                                     (Note 1)
                    General Obligation Bonds (8.32%) - (Continued)
  $   985,000          6.700%,       8/01/09                             $    1,082,269
      880,000          7.100%,      10/01/09                                    922,117
      250,000          7.300%,       2/01/10                                    268,125
      200,000          6.000%,       6/01/10                                    212,250
      525,000          6.700%,       8/01/10                                    576,844
      250,000          7.150%,       6/01/11                                    271,875
      725,000          6.700%,       8/01/11                                    796,594
      460,000          6.100%,       6/01/12                                    488,175
      240,000          5.500%,       9/01/16                                    244,200
                                                                         --------------
                                                                              8,847,867
                    Halawa Business Park (.91%)
      170,000          6.300%,      10/15/00                                    178,075
      370,000          6.500%,      10/15/02                                    397,750
      365,000          6.600%,      10/15/03                                    396,937
                                                                         --------------
                                                                                972,762
                    Housing Authority Multi-Family
                       Mortgage Purpose Revenue Bonds (1.55%)
      320,000          6.800%,       7/01/28                                    352,800
    1,200,000          6.900%,       6/20/35                                  1,299,000
                                                                         --------------
                                                                              1,651,800
                 Kauai County
                    General Obligation Bonds (2.92%)
      300,000          5.100%,       2/01/01                                    307,875
      100,000          7.350%,       8/01/05                                    102,982
      410,000          5.850%,       8/01/07                                    448,950
    1,280,000          5.850%,       8/01/07                                  1,401,600
      250,000          5.9005,       2/01/10                                    265,313
      250,000          5.900%,       2/01/11                                    264,375
      295,000          5.900%,       2/01/12                                    310,856
                                                                         --------------
                                                                              3,101,951
                 Housing Authority Panau Project (1.78%)
    1,980,000          7.250%        4/01/12                                  1,895,850
                                                                         --------------


FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1997


                                                                                Value
  Par Value                                                                     (Note 1)
                 Maui County
                    General Obligation Bonds (3.44%)
  $   740,000          8.000%,       1/01/01                             $      822,325
      125,000          7.300%,       3/01/03                                    128,683
      250,000          6.800%,      12/01/05                                    272,500
      175,000          6.800%,      12/01/08                                    190,750
      250,000          5.700%,       1/01/09                                    258,125
      735,000          5.750%,       1/01/12                                    755,212
      235,000          5.750%,       6/01/13                                    246,456
      500,000          5.300%,       9/01/14                                    505,000
      500,000          5.000%,       9/01/17                                    479,375
                                                                         --------------
                                                                              3,658,426
                    Water System Revenue (1.04%)
      315,000          5.850%,      12/01/00                                    331,931
      300,000          6.500%,      12/01/06                                    329,625
      400,000          6.600%,      12/01/07                                    441,000
                                                                         --------------
                                                                              1,102,556
                           Total Hawaii Municipal Bonds                      92,779,397
                               PUERTO RICO MUNICIPAL BONDS (9.95%)

                 Puerto Rico Commonwealth
                    Electric Power Authority Revenue Bonds (1.26%)
      120,000          7.000%,       7/01/07                                    126,750
      100,000          7.125%,       7/01/14                                    106,875
      100,000          7.125%,       7/01/14                                    106,875
      110,000          7.125%,       7/01/14                                    116,737
       55,000          7.125%,       7/01/14                                     58,369
      300,000          6.250%,       7/01/17                                    318,000
      500,000          5.500%,       7/01/25                                    501,875
                                                                         --------------
                                                                              1,335,481
                    General Obligation Bonds (2.11%)
      250,000          6.250%,       7/01/10                                    265,000
      100,000          6.250%,       7/01/10                                    108,625
      250,000          7.250%,       7/01/10                                    275,313
       70,000          7.750%,       7/01/13                                     73,472
      750,000          6.450%,       7/01/17                                    825,000
      100,000          7.300%,       7/01/20                                    110,375
      300,000          6.500%,       7/01/23                                    330,750
      250,000          5.750%,       7/01/24                                    259,688
                                                                         --------------
                                                                              2,248,223

FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1997


                                                                                 Value
  Par Value                                                                     (Note 1)
                    Highway & Transportation Authority (1.14%)
  $   100,000          8.000%,       7/01/03                             $      105,142
      225,000          6.750%,       7/01/05                                    245,250
      200,000          7.750%,       7/01/10                                    223,000
      630,000          6.000%,       7/01/20                                    644,175
                                                                         --------------
                                                                              1,217,567
                    Housing Finance Corp.
                       Multi-Family Mortgage Revenue Bonds (.62%)
      175,000          7.500%,      10/01/15                                    184,625
      450,000          7.500%,       4/01/22                                    475,875
                                                                         --------------
                                                                                660,500
                       Single-Family Mortgage Revenue Bonds (.48%)
      130,000          7.650%,      10/15/22                                    137,637
      360,000          6.250%,       4/01/29                                    378,000
                                                                         --------------
                                                                                515,637
                  Industrial, Medical & Environmental Pollution Control
                       (Abbott Laboratories) (.26%)
      270,000          6.500%,       7/01/09                                    271,736
                                                                         --------------
                       (Baxter Travenol Laboratories) (.30%)
      300,000          8.000%,       9/01/12                                    319,125
                                                                         --------------
                       (Hospital Auxilio Mutual Obligation) (1.30%)
      440,000          6.250%,       7/01/24                                    475,200
      900,000          5.500%,       7/01/26                                    909,000
                                                                         --------------
                                                                              1,384,200
                       (Pila Hospital Project) (.46%)
      455,000          6.250%,       8/01/32                                    487,988
                                                                         --------------
                       (Upjohn Co. Project) (.83%)
      825,000          7.500%,      12/01/23                                    882,750
                                                                         --------------
                    Public Building Authority
                       Health Facilities & Services (.71%)
      665,000          5.750%,       7/01/15                                    677,469
       75,000          7.250%,       7/01/17                                     78,082
                                                                         --------------
                                                                                755,551
                    University of Puerto Rico (.48%)
      500,000          6.500%,       6/01/13                                    509,355
                                                                         --------------
                       Total Puerto Rico Municipal Bonds                     10,588,113
                                                                         --------------


FIRST HAWAII MUNICIPAL BOND FUND

September 30, 1997


                                                                                                    Value
  Par Value                                                                                            (Note 1)
                                      VIRGIN ISLANDS MUNICIPAL BONDS (.44%)
                 Virgin Islands
                    Port Authority Airport Revenue Bonds (.32%)
  $   325,000          8.100%,      10/01/05                                                    $      340,486
                                                                                                --------------
                    Public Finance Authority, Series A (.12%)
      100,000          7.300%,      10/01/18                                                           126,500
                                                                                                --------------
                       Total Virgin Islands Municipal Bonds                                            466,986
                                                                                                --------------
                       Total Investments (Cost $98,291,377) (a)                  97.61%            103,834,496
                       Other Assets Less Liabilities                              2.39%              2,545,744
                                                                              --------          --------------
                       Net Assets                                               100.00%         $  106,380,240
                                                                                ======          ==============

                 (a)Aggregate cost for federal income tax purposes is $98,283,787.

                 At September 30, 1997, unrealized  appreciation  (depreciation)
                    of securities for federal income tax purposes is as follows:
                     Gross unrealized appreciation                                                $   5,552,069
                     Gross unrealized depreciation                                                       (1,360)
                                                                                                  -------------
                    Net unrealized appreciation                                                   $   5,550,709
                                                                                                  =============



See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


SCHEDULE OF INVESTMENTS

September 30, 1997


                                                                                Value
  Par Value                                                                     (Note 1)
  ---------                                                                     --------
                                HAWAII MUNICIPAL BONDS (93.74%)
                                    ----------------------
                 Hawaii County
                    General Obligation Bonds (4.17%)
    $  65,000          6.350%,       5/15/01                               $     65,141
      100,000          6.800%,      12/01/01                                    101,495
      100,000          6.500%,       5/15/06                                    100,228
                                                                           ------------
                                                                                266,864
                 Hawaii State
                    General Obligation Bonds (1.63%)
      100,000          5.500%,       7/01/01                                    104,250
                                                                           ------------
                    Airport Systems Revenue Bonds (15.53%)
      105,000          6.400%,       7/01/02                                    114,056
      600,000          5.125%,       7/01/00                                    615,750
      250,000          5.700%,       7/01/07                                    264,688
                                                                           ------------
                                                                                994,494
                    Department of Budget of Finance
                       Special Purpose Revenue Bonds
                       (Kapiolani Hospital) (10.01%)
      100,000          6.650%,       7/01/98                                    101,953
      200,000          5.500%,       7/01/05                                    208,750
      290,000          7.650%,       7/01/19                                    330,237
                                                                           ------------
                                                                                640,940
                       (Queen's Medical Center Program) (6.50%)
      200,000          6.800%,       7/01/00                                    208,070
      200,000          5.200%,       7/01/04                                    207,750
                                                                           ------------
                                                                                415,820
                       (St. Francis Medical Center) (3.33%)
      200,000          6.000%,       7/01/02                                    213,250
                                                                           ------------
                       (Wahiawa General Hospital) (2.38%)
      150,000          7.125%,       7/01/98                                    152,450
                                                                           ------------
                 Harbor Capital Improvements Revenue Bonds,
                    Series 1989 (4.96%)
      200,000          5.650%,       7/01/02                                    210,500
      100,000          5.850%,       7/01/02                                    106,750
                                                                           ------------
                                                                                317,250

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

September 30, 1997


                                                                                Value
  Par Value                                                                     (Note 1)
                    Housing Authority
                       Single Family Mortgage Purpose
                       Revenue Bonds (10.01%)
     $200,000          6.300%,       7/01/99                               $    205,750
      130,000          6.800%,       7/01/99                                    132,600
      300,000          4.800%,       7/01/07                                    302,250
                                                                           ------------
                                                                                640,600
                       Public Housing Authority Bonds (3.20%)
      200,000          5.750%,       8/01/00                                    205,154
                                                                           ------------
                       University Faculty Housing (3.63%)
      230,000          4.350%,      10/01/00                                    232,300
                                                                           ------------
                    University of Hawaii (4.59%)
                       University Revenue Bonds
      280,000          5.450%,      10/01/06                                    294,000
                                                                           ------------
                 Honolulu City & County
                    Board of Water Supply (4.88%)
      300,000          5.000%,       7/01/04                                    312,375
                                                                           ------------
                    General Obligation Bonds (4.20%)
      165,000          4.800%,       6/01/98                                    166,112
      100,000          5.000%,      10/01/02                                    102,750
                                                                           ------------
                                                                                268,862
                    Halawa Business Park (3.27%)
      200,000          6.300%,      10/15/00                                    209,500
                                                                           ------------
                 Kauai County
                    General Obligation Bonds (4.70%)
      100,000          4.300%,       8/01/02                                    100,250
      100,000          4.400%,       8/01/03                                    100,375
      100,000          4.550%,       8/01/05                                    100,500
                                                                           ------------
                                                                                301,125
                 Maui County
                    General Obligation Bonds (3.30%)
      190,000          8.000%,       1/01/01                                    211,137
                                                                           ------------
                    Water System Revenue (3.45%)
      100,000          6.600%,      12/01/07                                    110,250
      100,000          6.700%,      12/01/11                                    110,625
                                                                           ------------
                                                                                220,875
                           Total Hawaii Municipal Bonds                       6,001,246










FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1997




                                                                                                     Value
  Par Value                                                                                            (Note 1)
                                       PUERTO RICO MUNICIPAL BONDS (3.94%)
                 Puerto Rico Commonwealth
                    Electric Power Authority Revenue Bonds (1.50%)
    $  90,000          7.125%,       7/01/14                                                      $     96,187
                                                                                                  ------------
                    General Obligation Bonds (1.52%)
       90,000          7.750%,       7/01/17                                                            97,088
                                                                                                  ------------
                    Housing Finance Corp.
                       Single Family Mortgage Revenue Bonds (.92%)
       55,000          6.150%,       8/01/03                                                            58,850
                                                                                                  ------------
                           Total Puerto Rico Municipal Bonds                                           252,125
                                                                                                  ------------
                         Total Investments (Cost $6,093,693) (a)                   97.68%            6,253,371
                         Other Assets Less Liabilities                              2.32               148,421
                                                                                 -------          ------------
                         Net Assets                                               100.00%         $  6,401,792
                                                                                  ======          ============

          (a) Aggregate cost for federal income tax purposes is $6,093,693.

               At September 30, 1997, unrealized appreciation  (depreciation) of securities for federal  income tax purposes is as follows:  Gross unrealized  appreciation $ 160,401 Gross unrealized  depreciation
               (723)   -------------  Net  unrealized   appreciation  $  159,678
               =============


See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1997

                                                                               Municipal          Intermediate
                                                                                Bond               Municipal
                                                                                Fund               Fund
ASSETS
    Investments at market value
       (Identified cost $98,291,377 and $6,093,693,
        respectively) (Note 1 (A))                                          $   103,834,496      $  6,253,371
    Cash                                                                          1,007,127            47,681
    Interest receivable                                                           1,720,351            99,181
    Subscriptions receivable                                                         20,952               417
    Other assets                                                                       -                4,625
                                                                            --------------       ------------
          Total assets                                                          106,582,926         6,405,275
                                                                            ---------------      ------------


LIABILITIES
    Accrued expenses                                                                 74,524               -
    Distributions payable                                                           128,162             3,483
                                                                            ---------------      ------------
          Total liabilities                                                         202,686             3,483
                                                                            ---------------      ------------

NET ASSETS
    (Applicable to 9,586,282 and 1,242,325 shares outstanding,
       $.01 par value, 20,000,000 shares authorized)                        $   106,380,240      $  6,401,792
                                                                            ===============      ============


NET ASSET VALUE OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($106,380,240    )  9,586,282 shares)                                           $11.10
                                                                                    ======
       ($6,401,792   )  1,242,325 shares)                                                               $5.15
                                                                                                        =====

NET ASSETS
    At September 30, 1997, net assets consisted of:
       Paid-in capital                                                      $   101,046,879      $  6,237,842
       Accumulated net realized gain (loss) on investments                         (209,758)            4,272
       Net unrealized appreciation                                                5,543,119           159,678
                                                                            ---------------      ------------
                                                                            $   106,380,240      $  6,401,792
                                                                            ===============      ============




See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS

Year ended September 30, 1997

                                                                                 Municipal        Intermediate
                                                                                  Bond             Municipal
                                                                                  Fund             Fund
INVESTMENT INCOME
    Interest income                                                           $   3,766,448       $   317,331
                                                                              -------------       -----------

    Expenses
       Management fee (Note 2)                                                      318,926            31,806
       Distribution costs (Note 2)                                                   93,094               844
       Transfer agent fees (Note 2)                                                  45,135            14,139
       Shareholder services (Note 2)                                                 63,785             6,361
       Accounting fees (Note 2)                                                      47,525            23,610
       Legal and audit fees                                                          23,282             6,637
       Printing                                                                       8,235             2,404
       Custodian fees                                                                11,819             3,000
       Insurance                                                                      6,857               495
       Registration fees                                                              6,055             1,350
       Directors fees                                                                   400              -
                                                                              -------------       --------
       Total expenses                                                               625,113            90,646
       Fee reductions (Note 4)                                                      (25,559)           (7,014)
       Expenses reimbursed or waived (Note 2)                                        (1,330)          (35,924)
                                                                              -------------       -----------
       Net expenses                                                                 598,224            47,708
                                                                              -------------       -----------
          Net investment income                                                   3,168,224           269,623
                                                                              -------------       -----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions                                     19,725             4,272
    Increase in unrealized appreciation of investments                            3,769,988            56,068
                                                                              -------------       -----------
          Net gain on investments                                                 3,789,713            60,340
                                                                              -------------       -----------

          Net increase in net assets resulting from operations                $   6,957,937       $   329,963
                                                                              =============       ===========














See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND


STATEMENT OF CHANGES IN NET ASSETS

Years ended September 30, 1997 and 1996

                                                                             1997                1996
                                                                             ----                ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                 $     3,168,224     $    2,668,355
       Net realized gain on investments                                               19,725             21,217
       Increase in unrealized appreciation of investments                          3,769,988            202,015
                                                                             ---------------     --------------
          Net increase in net assets resulting from operations                     6,957,937          2,891,587

    Distributions to shareholders from
       Net investment income
          ($.54 and $.55 per share, respectively)                                 (3,168,224)        (2,668,355)

    Capital share transactions (a)
       Increase in net assets resulting from capital share transactions           48,425,600          2,810,813
                                                                             ---------------     --------------

             Total increase in net assets                                         52,215,313          3,034,045

NET ASSETS
    Beginning of period                                                           54,164,927         51,130,882
                                                                             ---------------     --------------
    End of period                                                            $   106,380,240     $   54,164,927
                                                                             ===============     ==============

(a) Summary of capital share activity follows:

                                                               1997
                                                                                               1996
                                                    Shares           Value           Shares           Value

      Shares sold                                   1,385,844  $    15,233,619         982,410   $   10,706,770
      Shares issued on acquisition of
         Fund (Note 5)                              4,250,805       44,450,011            -                -
      Shares issued on reinvestment
         of distributions                             204,944        2,251,292         173,650        1,892,040
                                               --------------  ---------------   -------------   --------------
                                                    5,841,593       61,934,922       1,156,060       12,598,810
      Shares redeemed                              (1,228,255)     (13,509,322)      (900,255)       (9,787,997)
                                               ----------        -------------     -----------     -------------
         Net increase                               4,613,338  $    48,425,600         255,805   $    2,810,813
                                               ==============  ===============   =============   ==============










See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

Years ended September 30, 1997 and 1996

                                                                                        1997             1996
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                   $     269,623      $     253,088
       Net realized gain on investments                                                4,272             17,216
       Increase (decrease) in unrealized appreciation of investments                  56,068            (35,876)
                                                                               -------------      -------------
          Net increase in net assets resulting from operations                       329,963            234,428

    Distributions to shareholders from
       Net investment income
          ($.22 and $.22 per share, respectively)                                   (269,623)          (253,088)
       Capital gains ($.01 per share)                                                (15,406)              -

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from capital
          share transactions                                                        (267,381)         1,882,838
                                                                               -------------      -------------
             Total increase (decrease) in net assets                                (222,447)         1,864,178

NET ASSETS
    Beginning of period                                                            6,624,239          4,760,061
                                                                               -------------      -------------
    End of period                                                              $   6,401,792      $   6,624,239
                                                                               =============      =============

(a)   Summary of capital share activity follows:

                                                             1997                             1996
                                                    Shares            Value
                                                                                      Shares             Value
      Shares sold                                     281,929   $    1,445,252         688,964   $    3,522,684
      Shares issued on reinvestment
         of distributions                              47,134          241,769          43,852          224,869
                                                  -----------   --------------     -----------   --------------
                                                      329,063        1,687,021         732,816        3,747,553
      Shares redeemed                                (380,936)      (1,954,402)       (364,169)      (1,864,715)
                                                  -----------   --------------         --------   -------------
         Net increase (decrease)                      (51,873)  $     (267,381)        368,647   $    1,882,838
                                                  ===========   ==============     ===========   ==============











See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)





                                                                                            Years Ended September 30,
                                                                           -------------------------------------------------------
                                                                           1997       1996         1995           1994        1993
                                                                           ----       ----         ----           ----        ----
Net asset value
    Beginning of year                                                    $10.89     $10.84       $10.62         $11.48      $10.90
                                                                         ------     ------       ------         ------      ------

Income from investment operations
    Net investment income                                                   .54        .55          .55            .55         .58
    Net gain (loss) on securities (both realized and unrealized)            .21        .05          .31           (.80)        .60
                                                                      ---------  ---------    ---------       ---------   ---------
      Total from investment operations                                      .75        .60          .86           (.25)        1.18
                                                                      ---------  ---------    ---------       ---------    --------

Less distributions
    Dividends from net investment income                                  (.54)      (.55)        (.55)            (.55)      (.58)
    Distributions from capital gains                                         -          -         (.09)            (.06)      (.02)
                                                                    ----------- ----------    ---------        ---------  ---------
      Total distributions                                                 (.54)      (.55)        (.64)            (.61)      (.60)
                                                                      ---------  ---------    ---------        ---------  ---------

    End of year                                                         $11.10      $10.89       $10.84           $10.62     $11.48
                                                                        ======      ======       ======           ======     ======

Total return                                                             7.09%       5.62%        8.42%           (2.18)%     11.11%
Ratios/Supplemental Data
    Net assets, end of period (in 000's)                              $106,380     $54,165      $51,131           $52,230    $57,396

    Ratio of expenses to average net assets
      Before expense reimbursements                                        .98%          .98%          1.00%        .97%        .95%
      After expense reimbursements                                         .98% (a)      .98% (a)       .97% (a)    .95%        .95%

    Ratio of net investment income to average net assets
      Before expense reimbursements                                       4.99%         5.03%          5.19%        4.99%      5.21%
      After expense reimbursements                                        4.99%         5.03%          5.22%        5.01%      5.21%

Portfolio turnover                                                        3.21%        15.16%         17.08%        40.22%    27.77%

(a) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement was .94%, .95% and .95% in 1997, 1996 and 1995, respectively. Prior to 1995, such reductions were reflected in the expense ratios.




See accompanying notes to financial statements

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)



                                                                                                                    Period
                                                                                                               July 5, 1994* To
                                                                      Years Ended September 30,               September 30, 1994
                                                           ----------------------------------------------    ------------------
                                                          1997                1996                  1995
                                                          ----                ----                  ----



   Beginning of period                                    $5.12               $5.14                  $4.99               $5.00
                                                          -----               -----                  -----               -----
Income from investment operations
   Net investment income                                    .22                 .22                    .23                 .05
   Net gain (loss) on securities                            .04                (.02)                   .15                (.01)
   (both realized and unrealized)                       -------               ------               -------              -------
     Total from investment operations                       .26                 .20                    .38                 .04
                                                         -------              ------               -------              -------
Less distributions
   Dividends from net investment income                    (.22)               (.22)                  (.23)               (.05)
   Distributions from capital gains                        (.01)                  -                      -                   -
                                                         -------            --------              ---------            --------
     Total distributions                                   (.23)               (.22)                  (.23)               (.05)
                                                         -------              ------                -------             -------
   End of period                                           $5.15               $5.12                 $5.14                $4.99
                                                           =====               =====                 =====                =====

Total return                                                5.17%               3.95%                  7.86%                .72%
Ratios/Supplemental Data
   Net assets, end of period (in 000's)                   $6,402              $6,624                 $4,760              $2,447
   Ratio of expenses to average net assets
     Before expense reimbursements                          1.43%               1.50%                  1.90%               4.48% (a)
     After expense reimbursements                            .86% (b)            .84% (b)               .66% (b)              0% (a)
   Ratio of net investment income to average net assets
     Before expense reimbursements                          3.67%               3.66%                  3.39%                .12% (a)
     After expense reimbursements                           4.24%               4.32%                  4.63%               4.60% (a)
Portfolio turnover                                         17.36%              17.76%                 10.04%                  0%

 * Commencement of operations

(a)  Annualized

(b) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement was .75% for 1997 and 1996 and .64% for 1995. Prior to 1995, such reductions were reflected in the expense ratios.



See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1997


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

      The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

      The Funds are subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

      Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

      In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A)  SECURITY VALUATION
           Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B)  FEDERAL INCOME TAXES
           It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required.

      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
           Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1997


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      First Pacific Management Corporation ("FPMC") provides the Funds with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of each Fund's average daily net assets.

      The Funds' distributor, First Pacific Securities ("FPS"), a wholly-owned subsidiary of FPMC, received $93,094 for costs incurred in connection with the sale of First Hawaii Municipal Bond Fund's shares. FPS also received $844 for costs incurred with the sale of First Hawaii Intermediate Municipal Fund's shares (See Note 3).

      First Pacific Recordkeeping, ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Funds. FPR also provides the Funds with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Funds' directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of each Fund's average daily net assets.

      For the year ended September 30, 1997, FPMC and FPR voluntarily waived certain management, transfer agent, shareholder services, and accounting fees in the amount of $1,330 and $35,924 for First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund, respectively. In addition, FPMC also has agreed to be voluntarily subject to an expense limit of .85% of average daily net assets for the First Hawaii Municipal Bond Fund for the two year period beginning August 1, 1997.

     Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3)   DISTRIBUTION COSTS

      The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

      The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.

FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 1997


(4)   PURCHASES AND SALES/CUSTODY OF SECURITIES

      Purchases and sales of securities aggregated $6,047,114 and $1,995,438, respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for First Hawaii Intermediate Municipal Fund aggregated $1,083,544 and $1,490,225, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the year ended September 30, 1997, such reductions amounted to $25,559 and $7,014 for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund, respectively.


(5)   ACQUISITION OF FUND

      On July 31, 1997, First Hawaii Municipal Bond Fund acquired all the assets of Leahi Tax-Free Income Trust, in exchange for 4,420,805 shares (valued at $47,353,850) of First Hawaii Municipal Bond Fund that were subsequently distributed to the shareholders of Leahi Tax-Free Income Trust. The exchange had no effect on the net asset value per share of First Hawaii Municipal Bond Fund. The net assets of Leahi Tax-Free Income Trust as of July 31, 1997 were $47,353,850 consisting of paid-in capital of $44,450,011 and net unrealized appreciation of investments of $2,903,839.


               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statement of assets and liabilities of First Idaho Tax-Free Fund (a series of shares of First Pacific Mutual Fund, Inc.), including the schedule of investments, as of September 30, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Idaho Tax-Free Fund as of September 30, 1997, the results of its operations for the year then ended and, the changes in its net assets and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.





TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 7, 1997

FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS


September 30, 1997

     Par                                                                                               Value
   Value                                                                                                (Note 1)
                                             IDAHO MUNICIPAL BONDS (83.64%)
               Ada & Canyon Counties
                  Joint School District (1.58%)
   $10,000           5.500%, 7/30/12                                                                 $   10,425
               Boise City
                  Independent School District (1.57%)
    10,000           5.300%, 7/30/09                                                                     10,375
                  Public Housing Authority (3.86%)
    25,000           5.250%, 8/01/11                                                                     25,500
               Boise State University
                  Revenue Bond (1.56%)
    10,000           5.050%, 4/01/08                                                                     10,338
               Boise-Kuna-Irrigation District
                  Lucky Peak Hydroelectric (4.00%)
    25,000           6.000%, 7/01/08                                                                     26,469
               Bonneville County
                  General Obligation Bonds (1.54%)
    10,000           5.200%, 8/01/12                                                                     10,175
               Cassia & Twin Falls County
                  General Obligation Bonds (3.84%)
    25,000           5.375%, 8/01/13                                                                     25,406
               Central Shoshone County
                  Water District Revenue Bond (1.55%)
    10,000           6.150%, 12/01/17                                                                    10,275
               Elmore County
                  School District #193 (3.58%)
    25,000           4.500%, 7/31/13                                                                     23,656
               Gooding City
                  School District #232 Wendell (1.58%)
    10,000           5.800%, 8/01/06                                                                     10,462
               Idaho Falls
                  Idaho Electric Revenue Bonds (8.73%)
    40,000           10.375%, 4/01/13                                                                    57,700
               Idaho Health Facilities Revenue Bonds
                  (Bannock Regional Medical Center) (4.64%)
    15,000           5.000%, 5/01/00                                                                     15,131
    10,000           7.600%, 5/01/05                                                                     10,373
     5,000           6.000%, 5/01/14                                                                      5,137
                                                                                                     ----------
                                                                                                         30,641


See accompanying notes to financial statements





FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS - (Continued)


September 30, 1997


     Par                                                                                               Value
   Value                                                                                                (Note 1)
                  (Holy Cross Health Systems) (4.11%)
   $25,000           6.100%, 12/01/06                                                               $    27,188
                  (Intermountain Health Care Inc.) (4.34%)
    25,000           6.500%, 4/01/10                                                                     28,719
                  (Magic Valley Regional Medical Center) (1.57%)
    10,000           5.500%, 12/01/10                                                                    10,400
                  (Mercy Medical Center) (4.15%)
    25,000           7.400%, 10/01/05                                                                    27,437
               Idaho Housing Agency
                  Single Family Mortgage - Series B (14.34%)
    30,000           6.600%, 7/01/12                                                                     31,687
    10,000           5.700%, 7/01/13                                                                     10,250
    50,000           6.500%, 1/01/27                                                                     52,875
                                                                                                     ----------
                                                                                                         94,812
               Idaho State
                  Board of Education (0.77%)
     5,000           7.100%, 10/01/17                                                                     5,100
                  Water Reserve Board (1.63%)
    10,000           7.250%, 12/01/21                                                                    10,763
                  Student Loan Marketing Association - Series C (1.51%)
    10,000           4.750%, 4/01/99                                                                     10,012
               Kootenai County
                  School District #271 (3.87%)
    25,000           5.850%, 7/30/07                                                                     25,591
               Nampa Urban Renewal Agency (1.55%)
    10,000           5.700%, 8/01/05                                                                     10,237
               Payette & Washington Counties
                  School District #371 (3.16%)
    20,000           6.300%, 10/01/03                                                                    20,900
               Twin Falls County
                  Solid Waste Disposal (3.05%)
    20,000           4.500%, 9/01/99                                                                     20,150
               University of Idaho
                  University Commons Project (1.56%)
    10,000           5.650%, 4/01/22                                                                     10,275
                                                                                                     ----------
                     Total Idaho Municipal Bonds                                                        553,006
                                                                                                     ----------



See accompanying notes to financial statements





FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS - (Continued)


September 30, 1997


     Par                                                                                               Value
   Value                                                                                                (Note 1)
                                      PUERTO RICO MUNICIPAL BONDS (14.09%)
               Puerto Rico Commonwealth
                  General Obligation Bonds (1.56%)
   $10,000              5.750%, 7/01/17                                                              $   10,313
                  Housing Finance Corp.
                     Multi-Family Mortgage Revenue Bonds (1.60%)
    10,000              7.500%, 4/01/22                                                                  10,575
                     Single Family Mortgage Revenue Bonds (2.43%)
    15,000              6.150%, 8/01/03                                                                  16,050
                  Industrial, Medical & Environmental Pollution Control
                     Abbott Laboratories (4.56%)
    30,000              6.500%, 7/01/09                                                                  30,193
                  Public Building Authority
                     Health Facilities & Services (3.94%)
    25,000              7.250%, 7/01/17                                                                  26,028
                                                                                                     ----------
                     Total Puerto Rico Municipal Bonds                                                   93,159
                                                                                                     ----------
                     Total Investments (cost $633,568) (a)                            97.73  %         646,165
                     Other Assets Less Liabilities                                     2.27             14,994
                                                                                     ------          ---------
                     Net Assets                                                      100.00  %       $ 661,159
                                                                                     ======          =========

               (a) Aggregate cost for federal income tax purposes is $633,568.

               At September 30, 1997, unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:
                  Gross unrealized appreciation                                                       $ 13,449
                  Gross unrealized depreciation                                                           (852)
                                                                                                      --------
                     Net unrealized appreciation                                                      $ 12,597
                                                                                                      ========













See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF ASSETS AND LIABILITIES


September 30, 1997


ASSETS
    Investments at market value
       (Identified cost $633,568) (Note 1(A))                                                       $  646,165
    Cash                                                                                                 3,334
    Interest receivable                                                                                 12,404
    Prepaid expense                                                                                        385
                                                                                                    ----------
          Total assets                                                                                 662,288


LIABILITIES
    Accrued expenses                                                                                         1
    Distributions payable                                                                                1,128
          Total liabilities                                                                              1,129

NET ASSETS
    (Applicable to 63,637 shares outstanding,
       $.01 par value, 20,000,000 shares authorized)                                                $  661,159
                                                                                                    ==========

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
    Net asset value and repurchase price per share
       ($661,159 ) 63,637 shares)                                                                     $  10.39
                                                                                                      ========
    Offering price per share
       (100 ) 97.25 of $10.39) *                                                                      $  10.68
                                                                                                      ========

NET ASSETS
    At September 30, 1997, net assets consisted of:
       Paid-in capital                                                                              $  648,562
       Net unrealized appreciation of investments                                                       12,597
                                                                                                    ----------
                                                                                                    $  661,159

*   On investments of $50,000 or more the offering price is reduced.
















See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF OPERATIONS


Year ended September 30, 1997

INVESTMENT INCOME
    Interest income                                                                                $   17,684
                                                                                                   ----------
    Expenses
       Management fee (Note 2)                                                                          1,778
       Accounting fees (Note 2)                                                                        23,961
       Transfer agent fees (Note 2)                                                                    14,400
       Custodian fees                                                                                   3,000
       Legal and audit                                                                                  2,000
       Insurance expense                                                                                  180
                                                                                                   ----------
          Total expenses                                                                               45,319
       Fee reductions (Note 4)                                                                         (5,461)
       Expenses waived (Note 2)                                                                       (39,678)
                                                                                                   ----------
          Net expenses                                                                                    180
             Net investment income                                                                     17,504

UNREALIZED GAIN ON INVESTMENTS
    Increase in unrealized appreciation of investments                                                 12,456
                                                                                                   ----------
             Net increase in net assets resulting from operations                                  $   29,960
                                                                                                   ==========



























See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

STATEMENT OF CHANGES IN NET ASSETS

Year ended September 30, 1997 and Period July 1, 1996 (Commencement of Operations) to September 30, 1996

                                                                                        1997              1996
                                                                                        ----              ----
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                       $   17,504       $      122
       Increase in unrealized appreciation
          of investments                                                               12,456              141
                                                                                   ----------       ----------
          Net increase in net assets
             resulting from operations                                                 29,960              263

    Distributions to shareholders from
       Net investment income
          ($.49 and $.05 per share, respectively)                                     (17,504)            (122)

    Capital share transactions (a)
       Increase in net assets resulting from
          capital share transactions                                                  537,823          110,739
                                                                                   ----------       ----------
             Total increase in net assets                                             550,279          110,880

    NET ASSETS
       Beginning of period                                                            110,880             -
                                                                                   ----------       -------
       End of period                                                               $  661,159       $  110,880
                                                                                   ==========       ==========

(a) Summary of capital share activity follows:

                                                                  1997                          1996
                                                    ------------------------------         -----------------
                                                            Shares         Value          Shares         Value
       Shares sold                                          59,375     $ 605,567          10,914    $  110,635
       Shares issued on
          reinvestment of distributions                      1,197        12,290              10           104
                                                          --------     ---------        --------    ----------
                                                            60,572       617,857          10,924       110,739
       Shares redeemed                                      (7,859)      (80,034)           -             -
                                                          --------     ---------        --------       -------
       Net increase                                         52,713     $ 537,823          10,924    $  110,739
                                                          ========     =========        ========    ==========











See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

FINANCIAL HIGHLIGHTS


(For a share outstanding throughout the period)


                                                                         Year Ended             Period July 1, 1996*
                                                                         September 30,1997      To September 30,1996
                                                                        --------------------     ------------


Net asset value
    Beginning of period                                                   $10.15                   $10.00
                                                                          ------                   ------

Income from investment operations
    Net investment income                                                    .49                      .05
    Net unrealized gain on securities                                        .24                      .15
                                                                        --------                 --------
       Total from investment operations                                      .73                      .20
                                                                        --------                 --------

Less distributions
    Dividends from net investment income                                    (.49)                    (.05)
                                                                        --------                 --------
    End of period$10.39                                                   $10.15
                 ======                                                   ======

Total return                                                                7.38%                    2.05%

Ratios/Supplemental Data
    Net assets, end of year (in 000's)                                      $661                     $111
    Ratio of expenses to average net assets                                 1.59% (b)                 .02% (a)
    Ratio of net investment income to average net assets                    4.92%                    3.03% (a)

Portfolio turnover                                                             0%                       0%

 *    Commencement of operations

(a)   Annualized

(b) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement was .05% in 1997. There were no custodian fee reductions in 1996.















See accompanying notes to financial statements

FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS


September 30, 1997


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      First Idaho Tax-Free Fund is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

      The investment objective of the Fund is to provide investors with the maximum level of income exempt from federal and Idaho income taxes consistent with the preservation of capital. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Idaho income taxes.

      The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

      Since the Fund invests primarily in obligations of issuers located in Idaho, the marketability and market value of these obligations may be affected by certain Idahoan constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Idahoan issuers to meet their financial obligation. The Fund also has a concentration of securities from issuers located in Puerto Rico. Those issuers could be affected by similar developments within Puerto Rico.

      In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

      (A)  SECURITY VALUATION
           Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

      (B)  FEDERAL INCOME TAXES
           It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

FIRST IDAHO TAX-FREE FUND

September 30, 1997


      (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS
           Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.
           Premiums and discounts are amortized in accordance with income tax regulations.


(2)   INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      First Pacific Management Corporation ("FPMC") provides the Fund with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of the Fund's average daily net assets.

      The Funds' distributor, First Pacific Securities ("FPS"), a wholly-owned subsidiary of FPMC, may be reimbursed for costs incurred in connection with the sale of the Fund's shares (See Note 3). No reimbursements were received during the year ended September 30, 1997.

      First Pacific Recordkeeping, ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Fund. FPR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors.

      For the year ended September 30, 1997, FPMC and FPR voluntarily waived certain management, transfer agent, and accounting fees in the amount of $39,678 for the Fund.

      Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3)   DISTRIBUTION COSTS

      The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

      The Plan provides that the Fund may incur certain costs, which may not exceed .50% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Fund.


(4)   PURCHASES AND SALES OF SECURITIES

      Purchases of securities aggregated $568,530. There were no sales of securities during the period. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the year ended September 30, 1997, such reductions amounted to $5,461.